Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Schedule of leases

	Right-of-use assets	Lease liabilities
Balance at January 1, 2021	1,044	1,111
Additions	1,305	1,305
Acquisitions through business combinations	1,559	1,559
Depreciation	(1,908)	—
Interest expense	—	90
Payments	—	(2,222)
Effect of foreign exchange rates	50	91
Balance at December 31, 2021	2,050	1,934

Lease liabilities - current		831
Lease liabilities - non-current		1,103

	Right-of-use assets	Lease liabilities
Balance at January 1, 2022	2,050	1,934
Additions	1,533	1,533
Acquisitions through business combinations	61	61
Gain on modification	11	—
Depreciation	(1,985)	—
Interest expense	—	115
Payments	—	(2,128)
Derecognition of right-of-use assets/lease liabilities due to sale of subsidiaries	(195)	(186)
Effect of foreign exchange rates	(13)	(142)
Balance at December 31, 2022	1,462	1,187

Lease liabilities - current		743
Lease liabilities - non-current		444

Schedule of amounts recognized in consolidated statement of profit or loss

	2022	2021
Expense relating to low-value leases	292	86
Interest expense on lease liabilities	115	90
	407	176

Schedule of cash outflow for leases

	2022	2021
Cash outflow for leases	2,013	2,132
Cash outflow for low-value leases	115	90
Total cash outflow for leases	2,128	2,222